INCOME TAXES (Schedule of Income (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic	$ 129,676	$ 106,634	$ 38,854
Foreign	8,015	7,030	6,461
Income before Taxes on Income	$ 137,691	$ 113,664	$ 45,315